STOCK PURCHASE WARRANTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Purchase Warrants 1		800,000
Stock Purchase Warrants 2		$ 0.13
Stock Purchase Warrants 3		$ 100,148
Stock Purchase Warrants 4		850,000
Stock Purchase Warrants 5		0.25
Stock Purchase Warrants 6		850,000
Stock Purchase Warrants 7		0.25
Stock Purchase Warrants 8		400,000
Stock Purchase Warrants 9		$ 0.20
Stock Purchase Warrants 10		75,013
Stock Purchase Warrants 11		75,000
Stock Purchase Warrants 12		$ 0.42
Stock Purchase Warrants 13		28,911
Stock Purchase Warrants 14		905,000
Stock Purchase Warrants 15		905,000
Stock Purchase Warrants 16		905,000
Stock Purchase Warrants 17		905,000
Stock Purchase Warrants 18		1,755,000
Stock Purchase Warrants 19		1,755,000
Stock Purchase Warrants 1	800,000
Stock Purchase Warrants 2	$ 0.13
Stock Purchase Warrants 3	100,148
Stock Purchase Warrants 4	850,000
Stock Purchase Warrants 5	0.25
Stock Purchase Warrants 6	850,000
Stock Purchase Warrants 7	0.25
Stock Purchase Warrants 8	400,000
Stock Purchase Warrants 9	$ 0.20
Stock Purchase Warrants 10	75,013
Stock Purchase Warrants 11	75,000
Stock Purchase Warrants 12	$ 0.42
Stock Purchase Warrants 13	28,911
Stock Purchase Warrants 14	905,000
Stock Purchase Warrants 15	905,000
Stock Purchase Warrants 16	905,000
Stock Purchase Warrants 17	905,000
Stock Purchase Warrants 18	100,000
Stock Purchase Warrants 19	$ 200,000
Stock Purchase Warrants 20	$ 0.50